UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate Investment Portfolio

April 30, 2005

1.800348.101

REA-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 8.0%
Hotels, Resorts & Cruise Lines - 8.0%
Starwood Hotels & Resorts Worldwide, Inc. unit	7,008,260	$ 380,831
REAL ESTATE - 90.5%
REITs - Apartments - 9.3%
American Campus Communities, Inc. (d)	1,176,400	24,681
Apartment Investment & Management Co. Class A	3,351,245	127,749
AvalonBay Communities, Inc.	1,257,900	90,569
Equity Residential (SBI)	4,023,324	138,201
GMH Communities Trust (d)	2,144,200	25,194
United Dominion Realty Trust, Inc. (SBI)	1,666,100	36,904
TOTAL REITS - APARTMENTS		443,298
REITs - Health Care Facilities - 1.0%
Ventas, Inc.	1,793,360	48,385
REITs - Hotels - 0.7%
Innkeepers USA Trust (SBI)	752,100	9,980
MeriStar Hospitality Corp. (a)	3,160,000	21,646
TOTAL REITS - HOTELS		31,626
REITs - Industrial Buildings - 21.1%
Catellus Development Corp. (d)	5,241,013	145,176
CenterPoint Properties Trust (SBI) (d)	3,440,268	141,773
Duke Realty Corp.	6,037,604	184,751
Extra Space Storage, Inc.	772,800	10,046
ProLogis	8,274,356	327,582
Public Storage, Inc.	3,094,760	181,662
U-Store-It Trust	626,800	10,956
TOTAL REITS - INDUSTRIAL BUILDINGS		1,001,946
REITs - Malls - 17.4%
CBL & Associates Properties, Inc. (d)	2,991,039	231,417
General Growth Properties, Inc.	7,269,740	284,320
Simon Property Group, Inc.	4,656,560	307,659
TOTAL REITS - MALLS		823,396
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE - CONTINUED
REITs - Management/Investment - 4.6%
Boardwalk (REIT) (d)	4,000,100	$ 60,716
Colonial Properties Trust (SBI)	187,001	7,228
Digital Realty Trust, Inc. (d)	1,111,800	15,865
Equity Lifestyle Properties, Inc.	979,700	35,857
Newcastle Investment Corp. (d)	2,322,970	68,504
Plum Creek Timber Co., Inc.	839,700	29,003
TOTAL REITS - MANAGEMENT/INVESTMENT		217,173
REITs - Mortgage - 0.2%
HomeBanc Mortgage Corp., Georgia	1,191,400	10,413
REITs - Office Buildings - 19.3%
American Financial Realty Trust (SBI)	1,790,500	27,448
Boston Properties, Inc.	2,483,700	165,092
Equity Office Properties Trust	9,986,790	314,284
Government Properties Trust, Inc.	898,600	8,860
Highwoods Properties, Inc. (SBI)	472,610	13,295
Kilroy Realty Corp.	578,300	25,231
Reckson Associates Realty Corp. (d)	7,095,420	228,827
Trizec Properties, Inc.	6,496,800	129,871
TOTAL REITS - OFFICE BUILDINGS		912,908
REITs - Prisons - 0.6%
Correctional Properties Trust (d)	1,097,770	28,169
REITs - Shopping Centers - 16.3%
Federal Realty Investment Trust (SBI)	1,887,500	100,981
Inland Real Estate Corp.	2,504,867	38,450
Kimco Realty Corp.	2,466,800	136,636
Pan Pacific Retail Properties, Inc.	705,410	42,621
Vornado Realty Trust	4,855,850	371,230
Weingarten Realty Investors (SBI)	2,355,100	84,807
TOTAL REITS - SHOPPING CENTERS		774,725
TOTAL REAL ESTATE		4,292,039
TOTAL COMMON STOCKS (Cost $3,422,642)		4,672,870
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.84% (b)	93,694,260	$ 93,694
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	31,920,000	31,920
TOTAL MONEY MARKET FUNDS (Cost $125,614)		125,614
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,548,256)		4,798,484
NET OTHER ASSETS - (1.2)%		(56,539)
NET ASSETS - 100%		$ 4,741,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Campus Communities, Inc.	$ -	$ 23,979	$ 3,407	$ 615	$ 24,681
Boardwalk (REIT)	52,922	3,098	9,646	2,821	60,716
Catellus Development Corp.	91,183	45,979	-	5,756	145,176
CBL & Associates Properties, Inc.	153,577	25,878	15,296	6,163	231,417
CenterPoint Properties Trust (SBI)	161,191	7,627	42,636	2,938	141,773
Correctional Properties Trust	28,432	-	-	1,058	28,169
Digital Realty Trust, Inc.	-	14,996	1,784	464	15,865
GMH Communities Trust	-	27,507	1,765	251	25,194
HomeBanc Mortgage Corp., Georgia	19,459	954	11,437	565	-
Manufactured Home Communities, Inc.	41,149	53	10,863	2	-
Newcastle Investment Corp.	46,398	21,187	-	2,911	68,504
Reckson Associates Realty Corp.	158,180	52,979	9,372	4,760	228,827
Total	$ 752,491	$ 224,237	$ 106,206	$ 28,304	$ 970,322
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,551,034,000. Net unrealized appreciation aggregated $1,247,450,000, of which $1,269,249,000 related to appreciated investment securities and $21,799,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005